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                                [ING LETTERHEAD]



May 2, 2002


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: ING Variable Insurance Trust (formerly Pilgrim Variable Insurance Trust) (File Nos. 333-83071 and 811-9477) (EDGAR CIK: 0001090682)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of a form of the ING Variable Insurance Trust Statement of Additional Information under Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), we hereby certify the following pursuant to Rule 497(j) under the Act:

(1) that the form of the Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent amendment to the above-referenced registration statement (the "Registration Statement") filed on April 18, 2002; and

(2) that the text of the Registration Statement was filed electronically with the Securities and Exchange Commission.

The definitive form of the Registrant's prospectus was filed separately pursuant to Rule 497(c) under the 1933 Act.

If you have any questions, please contact Kimberly A. Anderson at 480.477.2670.


ING Variable Insurance Trust
(formerly Pilgrim Variable Insurance Trust)

By:   /s/ Kimberly A. Anderson
      ------------------------
      Kimberly A. Anderson
      Vice President and Secretary